Label	Element	Value
(MSIF - Applied Equity Portfolios) | (Global Concentrated Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Concentrated Portfolio (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 36 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.
Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in U.S. and non-U.S. companies.
The Adviser utilizes both a top-down and a bottom-up stock selection process, seeking investments in companies with attractive valuations, above-average appreciation potential and competitive dividend yields. In selecting securities for investment, the Adviser typically uses a combination of quantitative models and fundamental research. The Adviser primarily uses a sector-neutral factor model that is broadly grouped into the following four categories: momentum/risk, valuation, quality and growth to help identify market drivers. The Adviser then couples the model’s output with in-depth analysis of individual stocks based on internal and external research. The Fund generally has wide flexibility with regard to regional and sector allocations.
The Fund seeks to optimize factor tilts (e.g., growth vs. value, large cap vs. small cap) using factor models that the Adviser believes are driving the market, and identifies stocks that will achieve the desired factor tilts using quantitative models.
The Adviser actively integrates sustainability analysis as a part of its bottom up stock selection component of the investment process. Sustainability analysis is inclusive of environmental; social and human capital; and business model, innovation, leadership and governance (“ESG”) issues. The Adviser gives particular credence to those ESG issues deemed to be material to a given industry, shown to potentially impact a company’s long term stock price performance.
The Fund’s equity investments may include common and preferred stocks and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”), limited partnership interests and other specialty securities having equity features. The Fund holds securities of a relatively small number of companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•
Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•
Foreign Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Variable Interest Entities. Chinese operating companies sometimes rely on variable interest entity (“VIE”) structures to raise capital from non-Chinese investors because of Chinese government limitations or prohibitions on direct foreign ownership in certain industries. In a VIE structure, a series of contractual arrangements are entered into between a holding company domiciled outside of China and a Chinese operating company or companies, which are intended to mimic direct ownership in the operating company, but in many cases these arrangements have not been tested in court and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. The offshore holding company, which is not a Chinese operating company, then issues exchange-traded shares that are sold to the public, including non-Chinese investors (such as the Fund). Shares of the offshore entity purchased by the Fund would not be equity ownership interests in the Chinese operating company and the Fund’s interest would be subject to legal, operational and other risks associated with the company’s use of the VIE structure. For example, at any time the Chinese government could determine that the contractual arrangements constituting part of the VIE structure are unenforceable or do not comply with applicable law or regulations, these laws or regulations could change or be interpreted differently in the future, and the Chinese government may with no advance notice otherwise intervene in or exert influence over VIE structures or the related Chinese operating companies. If any of these or similar risks or developments materialize, the Fund’s investment in the offshore entity may suddenly and significantly decline in value or become worthless because of, among other things, difficulty enforcing (or the inability to enforce) the contractual arrangements or materially adverse effects on the Chinse operating company’s performance. In these circumstances, the Fund could experience significant losses with no recourse available. From time to time, the Fund’s investments in U.S.-listed shell companies relying on VIE structures to consolidate China-based operations could be significant.

•
Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•
Non-Diversification. The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund’s other classes will vary from Class I shares’ returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/20 20.59% Low Quarter 03/31/20 -21.14%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the calendar periods ended December 31, 2021)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(MSIF - Applied Equity Portfolios) | (Global Concentrated Portfolio) | MSCI World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	21.82%	[1]
Past Five Years	rr_AverageAnnualReturnYear05	15.03%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.42%	[1],[2]
(MSIF - Applied Equity Portfolios) | (Global Concentrated Portfolio) | Lipper Global Large-Cap Growth Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	15.06%	[3]
Past Five Years	rr_AverageAnnualReturnYear05	18.08%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	16.52%	[2],[3]
(MSIF - Applied Equity Portfolios) | (Global Concentrated Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,417
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	358
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,417
Annual Return 2017	rr_AnnualReturn2017	22.64%
Annual Return 2018	rr_AnnualReturn2018	(14.61%)
Annual Return 2019	rr_AnnualReturn2019	33.10%
Annual Return 2020	rr_AnnualReturn2020	23.52%
Annual Return 2021	rr_AnnualReturn2021	17.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	17.83%
Past Five Years	rr_AverageAnnualReturnYear05	15.20%
Since Inception	rr_AverageAnnualReturnSinceInception	13.92%
(MSIF - Applied Equity Portfolios) | (Global Concentrated Portfolio) | Class I | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	16.77%	[5]
Past Five Years	rr_AverageAnnualReturnYear05	14.88%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	13.61%	[5]
(MSIF - Applied Equity Portfolios) | (Global Concentrated Portfolio) | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	11.26%
Past Five Years	rr_AverageAnnualReturnYear05	12.23%
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%
(MSIF - Applied Equity Portfolios) | (Global Concentrated Portfolio) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 656
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	953
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,172
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	656
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	953
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,272
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,172
Past One Year	rr_AverageAnnualReturnYear01	11.27%
Past Five Years	rr_AverageAnnualReturnYear05	13.58%
Since Inception	rr_AverageAnnualReturnSinceInception	12.45%
(MSIF - Applied Equity Portfolios) | (Global Concentrated Portfolio) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.11%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	684
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,354
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	684
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,354
Past One Year	rr_AverageAnnualReturnYear01	15.58%
Past Five Years	rr_AverageAnnualReturnYear05	13.94%
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%
(MSIF - Applied Equity Portfolios) | (Global Concentrated Portfolio) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.27%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	6.31%	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.96%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,577
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,989
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,577
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,989
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,248
Past One Year	rr_AverageAnnualReturnYear01	17.86%
Past Five Years	rr_AverageAnnualReturnYear05	15.26%
Since Inception	rr_AverageAnnualReturnSinceInception	13.98%
(MSIF - Applied Equity Portfolios) | (Global Core Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Core Portfolio (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 36 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.
Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in U.S. and non-U.S. companies.
The Adviser utilizes both a top-down and a bottom-up stock selection process, seeking investments in companies with attractive valuations, above-average appreciation potential and competitive dividend yields. In selecting securities for investment, the Adviser typically uses a combination of quantitative models and fundamental research. The Adviser primarily uses a sector-neutral factor model that is broadly grouped into the following four categories: momentum/risk, valuation, quality and growth to help identify market drivers. The Adviser then couples the model’s output with in-depth analysis of individual stocks based on internal and external research.
The Fund seeks to optimize factor tilts (e.g., growth vs. value, large cap vs. small cap) using factor models that the Adviser believes are driving the market, and identifies stocks that will achieve the desired factor tilts using quantitative models.
The Adviser actively integrates sustainability analysis as a part of its bottom up stock selection component of the investment process. Sustainability analysis is inclusive of environmental; social and human capital; and business model, innovation, leadership and governance (“ESG”) issues. The Adviser gives particular credence to those ESG issues deemed to be material to a given industry, shown to potentially impact a company’s long term stock price performance.
The Fund’s equity investments may include common and preferred stocks and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”), limited partnership interests and other specialty securities having equity features.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•
Foreign Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Variable Interest Entities. Chinese operating companies sometimes rely on variable interest entity (“VIE”) structures to raise capital from non-Chinese investors because of Chinese government limitations or prohibitions on direct foreign ownership in certain industries. In a VIE structure, a series of contractual arrangements are entered into between a holding company domiciled outside of China and a Chinese operating company or companies, which are intended to mimic direct ownership in the operating company, but in many cases these arrangements have not been tested in court and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. The offshore holding company, which is not a Chinese operating company, then issues exchange-traded shares that are sold to the public, including non-Chinese investors (such as the Fund). Shares of the offshore entity purchased by the Fund would not be equity ownership interests in the Chinese operating company and the Fund’s interest would be subject to legal, operational and other risks associated with the company’s use of the VIE structure. For example, at any time the Chinese government could determine that the contractual arrangements constituting part of the VIE structure are unenforceable or do not comply with applicable law or regulations, these laws or regulations could change or be interpreted differently in the future, and the Chinese government may with no advance notice otherwise intervene in or exert influence over VIE structures or the related Chinese operating companies. If any of these or similar risks or developments materialize, the Fund’s investment in the offshore entity may suddenly and significantly decline in value or become worthless because of, among other things, difficulty enforcing (or the inability to enforce) the contractual arrangements or materially adverse effects on the Chinse operating company’s performance. In these circumstances, the Fund could experience significant losses with no recourse available. From time to time, the Fund’s investments in U.S.-listed shell companies relying on VIE structures to consolidate China-based operations could be significant.

•
Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•
Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•
Non-Diversification. The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund’s other classes will vary from Class I shares’ returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/20 22.29% Low Quarter 03/31/20 -22.44%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the calendar periods ended December 31, 2021)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(MSIF - Applied Equity Portfolios) | (Global Core Portfolio) | MSCI World Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	21.82%	[8]
Past Five Years	rr_AverageAnnualReturnYear05	15.03%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	14.42%	[8],[9]
(MSIF - Applied Equity Portfolios) | (Global Core Portfolio) | Lipper Global Large-Cap Growth Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	15.06%	[10]
Past Five Years	rr_AverageAnnualReturnYear05	18.08%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	16.52%	[9],[10]
(MSIF - Applied Equity Portfolios) | (Global Core Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[11]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.13%	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,040
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,373
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	558
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,373
Annual Return 2017	rr_AnnualReturn2017	22.27%
Annual Return 2018	rr_AnnualReturn2018	(16.15%)
Annual Return 2019	rr_AnnualReturn2019	30.96%
Annual Return 2020	rr_AnnualReturn2020	21.23%
Annual Return 2021	rr_AnnualReturn2021	17.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.29%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.44%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	17.63%
Past Five Years	rr_AverageAnnualReturnYear05	13.87%
Since Inception	rr_AverageAnnualReturnSinceInception	12.52%
(MSIF - Applied Equity Portfolios) | (Global Core Portfolio) | Class I | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	16.44%	[12]
Past Five Years	rr_AverageAnnualReturnYear05	13.53%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	12.18%	[12]
(MSIF - Applied Equity Portfolios) | (Global Core Portfolio) | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	11.23%
Past Five Years	rr_AverageAnnualReturnYear05	11.11%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%
(MSIF - Applied Equity Portfolios) | (Global Core Portfolio) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[11]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.16%	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[11]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,161
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,139
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	655
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,161
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,691
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,139
Past One Year	rr_AverageAnnualReturnYear01	11.00%
Past Five Years	rr_AverageAnnualReturnYear05	12.22%
Since Inception	rr_AverageAnnualReturnSinceInception	11.03%
(MSIF - Applied Equity Portfolios) | (Global Core Portfolio) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%	[11]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.15%	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[11]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	894
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,598
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,300
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	894
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,598
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,300
Past One Year	rr_AverageAnnualReturnYear01	15.32%
Past Five Years	rr_AverageAnnualReturnYear05	12.61%
Since Inception	rr_AverageAnnualReturnSinceInception	11.27%
(MSIF - Applied Equity Portfolios) | (Global Core Portfolio) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	12.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.09%	[11]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	12.14%	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,605
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,724
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,691
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,605
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,724
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,691
Past One Year	rr_AverageAnnualReturnYear01	17.55%
Past Five Years	rr_AverageAnnualReturnYear05	13.90%
Since Inception	rr_AverageAnnualReturnSinceInception	12.55%
(MSIF - Applied Equity Portfolios) | (US Core Portfolio)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The US Core Portfolio (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 36 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.
Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in U.S. companies.
The Adviser utilizes both a top-down and a bottom-up stock selection process, seeking investments in companies with attractive valuations, above-average appreciation potential and competitive dividend yields. In selecting securities for investment, the Adviser typically uses a combination of quantitative models and fundamental research. The Adviser primarily uses a sector-neutral factor model that is broadly grouped into the following four categories: momentum/risk, valuation, quality and growth to help identify market drivers. The Adviser then couples the model’s output with in-depth analysis of individual stocks based on internal and external research.
The Fund seeks to optimize factor tilts (e.g., growth vs. value, large cap vs. small cap) using factor models that the Adviser believes are driving the market, and identifies stocks that will achieve the desired factor tilts using quantitative models.
The Adviser actively integrates sustainability analysis as a part of its bottom up stock selection component of the investment process. Sustainability analysis is inclusive of environmental; social and human capital; and business model, innovation, leadership and governance (“ESG”) issues. The Adviser gives particular credence to those ESG issues deemed to be material to a given industry, shown to potentially impact a company’s long term stock price performance.
Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in the United States. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. The Fund’s equity investments may include common and preferred stocks and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”), limited partnership interests and other specialty securities having equity features.
The Fund may invest in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•
Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•
Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•
Non-Diversification. The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund’s other classes will vary from Class I shares’ returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 06/30/20 26.23% Low Quarter 03/31/20 -22.25%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the calendar periods ended December 31, 2021)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(MSIF - Applied Equity Portfolios) | (US Core Portfolio) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	28.71%	[15]
Past Five Years	rr_AverageAnnualReturnYear05	18.47%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	17.96%	[15],[16]
(MSIF - Applied Equity Portfolios) | (US Core Portfolio) | Lipper Multi-Cap Core Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	23.28%	[17]
Past Five Years	rr_AverageAnnualReturnYear05	16.53%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	16.28%	[16],[17]
(MSIF - Applied Equity Portfolios) | (US Core Portfolio) | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[18]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[18]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	314
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,281
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	314
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	564
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,281
Annual Return 2017	rr_AnnualReturn2017	19.33%
Annual Return 2018	rr_AnnualReturn2018	(11.00%)
Annual Return 2019	rr_AnnualReturn2019	36.01%
Annual Return 2020	rr_AnnualReturn2020	24.20%
Annual Return 2021	rr_AnnualReturn2021	35.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Past One Year	rr_AverageAnnualReturnYear01	35.99%
Past Five Years	rr_AverageAnnualReturnYear05	19.53%
Since Inception	rr_AverageAnnualReturnSinceInception	18.40%
(MSIF - Applied Equity Portfolios) | (US Core Portfolio) | Class I | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	35.98%	[19]
Past Five Years	rr_AverageAnnualReturnYear05	19.32%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	18.17%	[19]
(MSIF - Applied Equity Portfolios) | (US Core Portfolio) | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past One Year	rr_AverageAnnualReturnYear01	21.32%
Past Five Years	rr_AverageAnnualReturnYear05	15.88%
Since Inception	rr_AverageAnnualReturnSinceInception	15.02%
(MSIF - Applied Equity Portfolios) | (US Core Portfolio) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[20]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[18]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[18]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[18]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 636
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	914
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,057
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	636
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	914
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,212
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,057
Past One Year	rr_AverageAnnualReturnYear01	28.44%
Past Five Years	rr_AverageAnnualReturnYear05	17.83%
Since Inception	rr_AverageAnnualReturnSinceInception	16.87%
(MSIF - Applied Equity Portfolios) | (US Core Portfolio) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[21]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[18]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[18]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[18]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock
The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,240
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,240
Past One Year	rr_AverageAnnualReturnYear01	33.55%
Past Five Years	rr_AverageAnnualReturnYear05	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	17.10%
(MSIF - Applied Equity Portfolios) | (US Core Portfolio) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[18]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.45%	[18]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,420
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,420
Past One Year	rr_AverageAnnualReturnYear01	36.06%
Past Five Years	rr_AverageAnnualReturnYear05	19.58%
Since Inception	rr_AverageAnnualReturnSinceInception	18.45%

[1]
2	The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[2]
3	Since Inception reflects the inception date of the Fund.

[3]
4	Lipper Global Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Large-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

[4]
3	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[5]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[6]
1
Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.

[7]
2
The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.

[8]
2	The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

[9]
3	Since Inception reflects the inception date of the Fund.

[10]
4	Lipper Global Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Large-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

[11]
3	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[12]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[13]
1
Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.

[14]
2
The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.

[15]
2	The S&P 500® Index measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The S&P 500® Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[16]
3	Since Inception reflects the inception date of the Fund.

[17]
4	Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. There are currently 30 funds represented in this Index.

[18]
3	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I, 1.15% for Class A, 1.90% for Class C and 0.75% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[19]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[20]
1
Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.

[21]
2
The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.